SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 893
2026	780
2027	780
2028	97
2029 and thereafter
Total	$ 2,550